Subsequent Events (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from April 1 to June 13, 2025, the Mexican Government made contributions to Petróleos Mexicanos through the Ministry of Energy in the amount of Ps.14,536,365 to strengthen its financial position.

Date	Strengthening of financial position
April 21,	Ps.	7,930,143
May 2,	2,905,392
June 2,	3,700,830
Total	Ps.	14,536,365

D.     New Corporate Structure

On May 22, 2025, the Board of Directors of Petróleos Mexicanos approved the nuevo Estatuto Orgánico de Petróleos Mexicanos (New Organic Statute of Petróleos Mexicanos or the “New Organic Statute”). The New Organic Statute was published in the Official Gazette of the Federation on May 30, 2025, and became effective on June 1, 2025. The New Organic Statute establishes the new structure and organization of PEMEX. Changes derived from this new structure will be reflected in subsequent periods.